Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Revenue attributable to the Company's domicile and other geographic areas based on the location of the customers was as follows:

	Year Ended December 31,
	2023	2024	2025

United States	$103,527	$120,524	$154,382
Europe	41,779	46,431	46,012
Asia Pacific	33,951	38,759	34,818
United Kingdom	21,705	22,703	24,556
Israel	3,551	4,221	4,954
Other	13,506	17,275	17,878
Total	$218,019	$249,913	$282,600

Schedule of Property and Equipment by Geographic Areas	Long-lived assets (including ROU assets) by geographical areas were as follows:

	December 31,
	2024	2025

Israel	$55,201	$47,395
Other	5,113	9,062
Total	$60,314	$56,457